Shareholder Report, Line Graph (Details) - USD ($)														12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Oct. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name														Investor Class
Accumulated Value		$ 28,474	$ 22,832	$ 18,255	$ 20,081	$ 13,344		$ 15,079	$ 14,322	$ 13,395		$ 11,261	$ 10,000	$ 29,404
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional Class
Accumulated Value		26,236	21,010	16,778	18,435	12,234		13,810	13,102	12,243	$ 10,000			$ 27,125
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name														Investor Class
Accumulated Value		25,951	19,960	16,639	19,775	15,886		15,774	14,921	13,243		11,236	10,000	$ 26,465
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional Class
Accumulated Value		23,883	18,344	15,278	18,131	14,547		14,426	13,625	12,076	10,000			$ 24,384
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name														Investor Class
Accumulated Value		19,225	16,464	12,652	15,287	11,971		13,311	13,144	12,852		11,307	10,000	$ 20,015
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional Class
Accumulated Value		17,363	14,850	11,397	13,747	10,751		11,938	11,771	11,495	10,000			$ 18,100
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional Class
Accumulated Value		12,626	10,438	7,802	10,944	8,620	$ 10,000							$ 13,173
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional Class
Accumulated Value	$ 10,000													$ 10,550
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000® Index
Accumulated Value		22,924	18,085	16,602	21,701	14,695		14,638	16,066	13,942		11,547	10,000	$ 25,391
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000® Value Index
Accumulated Value		22,401	17,795	16,501	20,047	12,229		14,367	15,658	14,322		11,881	10,000	$ 24,167
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000® Index
Accumulated Value		20,845	16,444	15,096	19,732	13,362		13,310	14,609	12,677	10,000			$ 23,087
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000® Value Index
Accumulated Value		19,495	15,487	14,361	17,447	10,643		12,504	13,627	12,465	10,000			$ 21,032
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500® Index
Accumulated Value		35,315	25,900	21,296	25,194	19,380		16,830	16,143	13,691		11,543	10,000	$ 41,530
iShares® Russell 1000 Value ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														iShares® Russell 1000 Value ETF
Accumulated Value		24,921	19,545	17,127	19,333	14,342		15,128	14,570	13,327		11,600	10,000	$ 27,221
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500® Index
Accumulated Value		31,163	22,855	18,792	22,232	17,101		14,851	14,245	12,081	10,000			$ 36,647
iShares® Russell 1000 Value ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														iShares® Russell 1000 Value ETF
Accumulated Value		21,811	17,107	14,990	16,921	12,553		13,241	12,752	11,664	10,000			$ 23,825
MSCI EAFE® (LOC) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE® (LOC) Index
Accumulated Value		20,243	17,224	14,315	16,105	12,661		13,291	13,086	12,452		10,462	10,000	$ 22,859
MSCI EAFE® (LOC) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE® (LOC) Value Index
Accumulated Value		19,111	16,475	13,087	13,745	10,433		12,489	12,742	12,496		10,214	10,000	$ 22,986
MSCI EAFE® (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE® (USD) Index
Accumulated Value		19,070	15,285	12,165	16,248	12,923		12,859	13,034	12,687		10,652	10,000	$ 21,928
MSCI EAFE® (USD) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE® (USD) Value Index
Accumulated Value		17,878	14,519	11,040	13,828	10,583		12,017	12,639	12,686		$ 10,352	$ 10,000	$ 21,906
MSCI EAFE® (LOC) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE® (LOC) Index
Accumulated Value		19,121	16,269	13,522	15,212	11,959		12,554	12,361	11,762	10,000			$ 21,592
MSCI EAFE® (LOC) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE® (LOC) Value Index
Accumulated Value		18,037	15,549	12,352	12,973	9,847		11,787	12,026	11,794	10,000			$ 21,695
MSCI EAFE® (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE® (USD) Index
Accumulated Value		18,277	14,649	11,659	15,572	12,386		12,325	12,492	12,159	10,000			$ 21,016
MSCI EAFE® (USD) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE® (USD) Value Index
Accumulated Value		17,230	13,993	10,640	13,327	10,200		$ 11,582	$ 12,182	$ 12,226	$ 10,000			$ 21,112
MSCI EAFE® (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE® (USD) Index
Accumulated Value		13,710	10,989	8,746	11,681	9,291	10,000							$ 15,765
MSCI EAFE® (USD) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE® (USD) Value Index
Accumulated Value		$ 13,799	$ 11,206	$ 8,521	$ 10,673	$ 8,169	$ 10,000							$ 16,907
MSCI World (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI World® (USD) Index
Accumulated Value	10,000													$ 11,743
MSCI ACWI (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI ACWI® (USD) Index
Accumulated Value	$ 10,000													$ 11,844